Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost					¥ 373	¥ 706
Rental payments made under cancelable operating lease agreements	¥ 3,556	¥ 3,392	¥ 7,211	¥ 6,780
Payments for computer systems under non-cancelable contracts	1,339	¥ 1,108	2,399	¥ 2,219
Estimated construction costs	79,706		79,706		79,706	88,447
Total unused credit and capital amount available	315,167		315,167		315,167	333,540
Guarantee Obligations Maximum Exposure	964,024		964,024		964,024	896,498
Guarantee Obligations Current Carrying Value	47,126		47,126		47,126	43,884
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	489,575		489,575		489,575	451,597
Guarantee Obligations Current Carrying Value	7,208		7,208		7,208	7,274
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,085,500		1,085,500		1,085,500	1,326,000
Guarantee Obligations Current Carrying Value	1,760		1,760		1,760	1,722
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	30,420		30,420		30,420	38,562
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	35,355		35,355		35,355	37,013
Securities Pledged as Collateral
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	¥ 40,711		¥ 40,711		¥ 40,711	¥ 40,290